CONVERTIBLE NOTES PAYABLE (Details Narrative)			3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) d $ / shares	Dec. 31, 2022 USD ($) $ / shares shares
Interest rate		5.00%			5.00%
Proceeds from convertible debt					$ 28,000	$ 101,241
Trading days | d					10
Derivative debt discount					$ 28,000
Day 1 loss on derivative					2,935
Interest and debt expense			3,498	2,976	12,769	12,072
Amortization debt discount	$ 6,967	$ 9,930	6,967	$ 0	9,930	0
Convertible notes payable	163,900	163,900	163,900		163,900	135,900
Unamortized debt discount	11,105	18,070	$ 11,105		$ 18,070
Accrued interest	$ 49,833	$ 46,335
Two Investors [Member]
Interest rate		7.00%			7.00%
Debt, conversion ratio					0.25
Principal amount		$ 28,000			$ 28,000
Convertible Notes Payable [Member]
Interest rate	8.00%	8.00%	8.00%		8.00%
Debt, conversion price | $ / shares	$ 0.50	$ 0.50	$ 0.50		$ 0.50
Debt, conversion ratio			0.25		0.25
Convertible debt						100,000
Proceeds from convertible debt						101,241
Repayments of convertible debt						$ 101,241
Shares issued | shares						101,241
Principal amount	$ 30,000	$ 30,000	$ 30,000		$ 30,000
Convertible notes payable	$ 30,000	$ 30,000	$ 30,000		$ 30,000	$ 30,000
Convertible Notes Payable [Member] | Common Stock [Member]
Debt, conversion price | $ / shares						$ 1
Minimum [Member] | Convertible Notes Payable [Member]
Convertible notes payable, term			1 year		1 year
Interest rate	7.00%	7.00%	7.00%		7.00%
Maximum [Member] | Convertible Notes Payable [Member]
Convertible notes payable, term			2 years		2 years
Interest rate	10.00%	10.00%	10.00%		10.00%